Financial Income and Financial Expenses	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Financial Income And Financial Expenses
33.	FINANCIAL INCOME AND FINANCIAL EXPENSES

	12.31.2024	12.31.2023	12.31.2022
Financial income:
Interest on cash and cash equivalents and financial investments	98.8	105.8	43.8
Derivative financial instruments	88.0	—	5.3
Warrants: adjustment to fair value	78.1	—	107.4
Interest on receivables	43.1	13.7	4.2
Financial structuring	—	8.3	—
Long-term incentives - phantom shares	—	—	5.0
Adjustment to fair value of Financing to customers	—	0.4	0.2
Taxes over Financial revenue	(5.0)	(3.2)	(2.1)
Others	8.1	3.6	2.7

Total financial income	311.1	128.6	166.5

Financial expenses:
Interest on loans and financing	(191.7)	(213.7)	(204.6)
Long-term incentives - phantom shares	(113.2)	(31.4)	—
Warrants: adjustment to fair value	(42.6)	(29.6)	(44.6)
Adjustment to fair value of Financing to customers	(31.0)	—	—
Other interest and banking operations	(19.9)	(14.8)	(12.5)
IOF - (tax on financial transactions)	(1.5)	(12.2)	(2.1)
Interest on taxes, social charges and contributions	(0.9)	(7.3)	(6.8)
Financial restructuring costs	—	(3.2)	(12.1)
Others	(14.8)	(9.7)	(7.3)

Total financial expenses	(415.6)	(321.9)	(290.0)